Stockholders' Equity	12 Months Ended
Nov. 30, 2020
Share-based Payment Arrangement [Abstract]
Stockholders' Equity
NOTE 3—STOCKHOLDERS’ EQUITY:
Stock incentive plans
The Company’s stock incentive plans include plans adopted in 2020, 2013 and 2003 (the” SYNNEX Plan(s)”). The SYNNEX Plans, as amended, provide for the direct award or sale of shares of common stock, restricted stock awards, and restricted stock units, the grant of options to purchase shares of common stock and the award of stock appreciation rights to employees and non-employee
directors and consultants.
The number of authorized shares under the 2020 SYNNEX Plan will not exceed the sum of 2,493 shares of common stock, plus any shares under the amended and restated 2013 and 2003 SYNNEX Plans that are subject to outstanding awards granted to the extent those awards expire, terminate or are canceled for any reason prior to exercise without the issuance or delivery of such shares, any shares subject to vesting restrictions that are subsequently forfeited, and any reserved shares not issued or subject to outstanding awards, up to 3,950 shares. No further grants may be made under the 2013 or 2003 SYNNEX Plans and all outstanding awards under the 2013 and 2003 Plans continue to be governed by their existing terms.
Under the Plans, qualified employees are eligible for the grant of incentive stock options to purchase shares of common stock. Qualified employees and outside directors and consultants are eligible for the grant of non-qualified
stock options, stock appreciation rights, restricted stock grants and restricted stock units. The outstanding restricted stock awards and units generally vest one fifth ratably over a five-year period. Certain restricted stock awards granted to employees vest at the end of a three year period and certain restricted stock awards and units granted to employees vest over a four year period with 67% of the award scheduled to vest on the third anniversary and remaining 33% scheduled to vest on the fourth anniversary. Certain restricted stock units could vest subject to the achievement of individual, divisional or company-wide performance goals. The majority of the performance-based restricted stock units vest at the end of three-year requisite service periods, subject to the achievement of company-wide financial performance goals approved by the Compensation Committee. The exercise price for incentive stock options will not be less than 100% of the fair market value of the stock on the date of grant and the stock options have a contractual term of ten years. The outstanding stock options vest as to one fifth of the stock underlying the stock options on the first anniversary date of the grant and the remaining vest monthly over a four-year period starting one month after the first anniversary of the date of grant. Stock options granted to qualified non-employee
directors vest as to one third of the stock underlying the stock options on the first anniversary date of the grant and the remaining vest monthly over a two-year
period starting one month after the first anniversary of the date of grant. Restricted stock granted to qualified non-employee
directors vests one fourth on a quarterly basis over a
one-year
period. The holders of restricted stock awards are entitled to the same voting, dividend and other rights as the Company’s common stockholders.
Unless terminated sooner, the 2020 SYNNEX Plan will terminate on March 17, 2030.
2014 Employee Stock Purchase Plan
On January 6, 2014, the Board of Directors approved the adoption of the 2014 Employee Stock Purchase Plan (“2014 ESPP”) to succeed the Company’s 2003 Employee Stock Purchase Plan. The 2014 ESPP, as amended, commenced on January 1, 2015 with 750 authorized shares. Under the 2014 ESPP, there are four offering periods of three months each in a calendar year. Eligible employees in the United States can choose to have a fixed percentage deducted from their bi-weekly
compensation to purchase the Company’s common stock at a discount of 5%. The maximum number of shares a participant may purchase is 0.625 during a single accumulation period subject to a maximum purchase limit of $10 in a calendar year. Employees at associate vice president level and above are not eligible to participate in the plan.

Share-based compensation expense related to the 2014 ESPP was immaterial during fiscal years 2020, 2019 and 2018.
Share Repurchase Programs
In June 2020, the Board of Directors authorized a three-year $400,000 share repurchase program, effective July 1, 2020, pursuant to which the Company may repurchase its outstanding common stock from time to time in the open market or through privately negotiated transactions. As of November 30, 2020, the Company had not repurchased any shares under this program.
In June 2017, the Board of Directors authorized a three-year $300,000 share repurchase program pursuant to which the Company could repurchase its outstanding common stock from time to time in the open market or through privately negotiated transactions. Through the expiration of this program in June 2020, the Company had purchased 875 shares at a total cost of $84,577. The share purchases were made on the open market and the shares repurchased by the Company are held in treasury for general corporate purposes.
Dividends
The Company declared cumulative cash dividends of $0.40, $1.50 and $1.40 per share during the years ended November 30, 2020, 2019 and 2018, respectively. On March 24, 2020, as a result of the unpredictable economic environment due to the impact of the
COVID-19
pandemic, the Company announced the suspension of its quarterly dividend.
On January 11, 2021, the Company announced the reinstatement of a quarterly cash dividend of $0.20 per share to stockholders of record as of January 22, 2021, payable January 29, 2021. Dividends are subject to continued capital availability, compliance with the covenants and conditions in some of the Company’s credit facilities and the declaration by the Board of Directors in the best interest of the Company’s stockholders.